Segment Information (Tables)	12 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table provides segment information for the years ended or at September 30 for the periods presented:

Net Sales	2014	2013	2012
Personal Care	$2,612.2	$2,448.9	$2,479.5
Household Products	1,835.5	2,017.1	2,087.7
Total net sales	$4,447.7	$4,466.0	$4,567.2

	2014	2013	2012
Personal Care	$530.6	$475.2	$470.7
Household Products	398.2	440.6	400.2
Total segment profit	928.8	915.8	870.9
General corporate and other expenses	(147.3)	(140.2)	(151.7)
2013 restructuring (1)	(105.4)	(150.6)	(7.3)
Spin-off costs	(44.7)	—	—
Feminine care acquisition/integration costs	(9.5)	(1.3)	—
Net pension/post-retirement gains	1.1	107.6	—
Prior restructuring	—	—	6.8
Acquisition inventory valuation	(8.0)	—	—
ASR integration/transaction costs	(1.0)	(2.5)	(8.4)
Amortization of intangibles	(17.9)	(20.1)	(22.7)
Venezuela devaluation/other impacts	—	(6.3)	—
Interest and other financing items	(122.6)	(134.5)	(122.2)
Total earnings before income taxes	$473.5	$567.9	$565.4

Depreciation and Amortization
Personal Care	$81.1	$72.7	$82.0
Household Products	39.2	53.3	54.7
Total segment depreciation and amortization	120.3	126.0	136.7
Corporate	20.6	61.4	25.5
Total depreciation and amortization	$140.9	$187.4	$162.2

Total Assets
Personal Care	$1,241.6	$1,208.3
Household Products	882.1	1,033.0
Total segment assets	2,123.7	2,241.3
Corporate	1,470.3	1,164.8
Goodwill and other intangible assets, net	3,334.7	3,311.3
Total assets	$6,928.7	$6,717.4

Capital Expenditures
Personal Care	$42.6	$54.3	$58.3
Household Products	28.4	17.8	38.1
Total segment capital expenditures	71.0	72.1	96.4
Corporate	14.3	18.5	14.6
Total capital expenditures	$85.3	$90.6	$111.0

(1) Includes pre-tax costs of $11.8, $5.2 and zero for the twelve months ended September 30, 2014, 2013 and 2012, respectively, associated with certain information technology enablement activities related to our restructuring project were included in SG&A on the Consolidated Statements of Earnings and Comprehensive Income. Also, pre-tax costs of $1.0, $6.1 and zero for the twelve months ended September 30, 2014, 2013 and 2012, respectively, associated with obsolescence charges related to the exit of certain non-core product lines as part of our restructuring are included in Cost of products sold on the Consolidated Statements of Earnings and Comprehensive Income. The information technology costs and non-core inventory obsolescence charges are considered part of the total project costs incurred for our restructuring project.

Geographic segment information on a legal entity basis for the years ended September 30:

	2014	2013	2012
Net Sales to Customers
United States	$2,261.8	$2,257.5	$2,355.0
International	2,185.9	2,208.5	2,212.2
Total net sales	$4,447.7	$4,466.0	$4,567.2

Long-Lived Assets
United States	$461.0	$503.5
Canada	84.4	2.2
Germany	62.3	79.4
Singapore	82.0	86.9
Other International	174.7	165.7
Total long-lived assets excluding goodwill and intangibles	$864.4	$837.7

Revenue from External Customers by Products and Services [Table Text Block]
Supplemental product information is presented below for net sales for the years ended September 30:

	2014	2013	2012
Net Sales
Wet Shave	$1,591.5	$1,619.0	$1,644.2
Alkaline batteries	1,162.7	1,245.9	1,263.4
Other batteries and lighting products	672.8	771.2	824.3
Skin Care	424.5	429.0	430.2
Feminine Care	404.5	177.1	178.3
Infant Care	136.3	169.2	180.3
Other personal care products	55.4	54.6	46.5
Total net sales	$4,447.7	$4,466.0	$4,567.2